Real Estate Inventories and Capitalized Interest (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Real estate inventory
Land and land improvements held for development or sale	$ 207,810,000	$ 140,048,000
Work in progress	38,486,000	18,943,000
Completed inventories	25,372,000	15,005,000
Investments in amenities	8,625,000	9,172,000
Total real estate inventories	280,293,000	183,168,000
Carrying value of land and land improvements held for sale	1,800,000	1,800,000
Single and multi-family inventories represented as a percentage of total real estate inventories	89.00%	84.00%
High-rise inventories represented as a percentage of total real estate inventories	8.00%	11.00%
Capitalized interest
Capitalized interest at the beginning of year	7,959,000	1,014,000	741,000
Interest incurred	14,278,000	16,227,000	18,215,000
Interest expensed	(2,537,000)	(6,978,000)	(16,954,000)
Interest charged to cost of sales	(4,257,000)	(2,304,000)	(988,000)
Capitalized interest at the end of year	$ 15,443,000	$ 7,959,000	$ 1,014,000